Summary of Significant Accounting Policies - Revenue (Details) - Benson Hill, Inc - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 39,692	$ 31,028	$ 71,494	$ 62,614	$ 114,348	$ 79,523	$ 4,269
Point in time
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax					114,113
Over time
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax					$ 235